Schedule of Investments (unaudited)	iShares® MSCI EAFE Value ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.5%
APA Group	1,278,965	$8,610,489
Aurizon Holdings Ltd.	3,985,821	9,236,609
Australia & New Zealand Banking Group Ltd.	6,394,095	104,759,178
BHP Group Ltd.	10,882,121	261,390,759
BlueScope Steel Ltd.	1,048,213	10,555,478
Commonwealth Bank of Australia	1,834,106	122,970,836
Dexus	2,314,992	11,535,841
Fortescue Metals Group Ltd.	3,640,941	34,301,314
Glencore PLC	21,193,243	121,502,317
GPT Group (The)	4,097,653	11,324,133
Insurance Australia Group Ltd.	5,325,465	16,716,293
Lendlease Corp. Ltd.	1,475,585	8,205,373
Lottery Corp. Ltd. (The)(a)	4,824,731	13,236,012
Macquarie Group Ltd.	274,667	29,796,644
Medibank Pvt Ltd.	2,879,333	5,184,722
Mirvac Group	8,515,977	11,283,373
Origin Energy Ltd.	3,866,020	13,811,654
Qantas Airways Ltd.(a)	998,985	3,732,973
QBE Insurance Group Ltd.	1,607,249	12,592,733
Ramsay Health Care Ltd.	138,193	5,183,501
Rio Tinto Ltd.	796,998	45,229,313
Rio Tinto PLC	2,416,880	126,310,066
Santos Ltd.	6,905,024	33,707,955
Scentre Group	11,174,757	20,796,454
South32 Ltd.	9,973,242	22,881,288
Stockland	5,155,202	11,878,094
Suncorp Group Ltd.	2,717,727	19,880,199
Telstra Group Ltd., NVS	5,634,378	14,127,797
Vicinity Ltd.	8,281,925	10,324,770
Westpac Banking Corp.	7,516,223	116,057,704
Woodside Energy Group Ltd.	4,081,870	94,366,499
		1,331,490,371
Austria — 0.3%
Erste Group Bank AG	741,190	18,266,577
OMV AG	317,940	14,639,019
voestalpine AG	252,811	5,488,598
		38,394,194
Belgium — 0.8%
Ageas SA/NV	348,961	12,080,394
Anheuser-Busch InBev SA/NV	934,710	46,754,555
Groupe Bruxelles Lambert NV	76,664	5,652,159
KBC Group NV	537,550	26,939,713
Proximus SADP	322,805	3,384,199
Solvay SA	159,995	14,438,085
UCB SA	136,712	10,303,680
		119,552,785
Brazil — 0.1%
Yara International ASA	357,444	15,953,232

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	2,364	4,729,618
AP Moller - Maersk A/S, Class B, NVS	10,793	22,548,424
Carlsberg AS, Class B	136,956	16,125,966
Danske Bank A/S	1,486,944	23,985,870
Orsted AS(b)	265,121	21,874,007
Tryg A/S	388,195	8,396,360
		97,660,245
Security	Shares	Value

Finland — 1.8%
Elisa OYJ	198,098	$9,573,344
Fortum OYJ	975,028	13,722,817
Kone OYJ, Class B	475,621	19,474,676
Nokia OYJ	7,562,805	33,608,447
Nordea Bank Abp	7,322,219	69,945,620
Orion OYJ, Class B	150,523	6,926,798
Sampo OYJ, Class A	1,028,107	47,013,005
UPM-Kymmene OYJ	1,148,466	38,608,491
Wartsila OYJ Abp	1,016,983	6,933,050
		245,806,248
France — 8.9%
Accor SA(a)	130,114	3,117,720
Aeroports de Paris(a)	22,835	3,087,992
Alstom SA(c)	687,928	14,158,400
Amundi SA(b)	131,664	6,211,894
ArcelorMittal SA	1,130,368	25,267,846
Arkema SA	128,537	10,172,164
AXA SA	4,017,930	99,222,291
BNP Paribas SA	2,388,111	111,987,788
Bollore SE	1,919,707	9,601,491
Bouygues SA	494,834	14,118,181
Carrefour SA	1,314,569	21,158,577
Cie. de Saint-Gobain	534,968	21,869,989
Cie. Generale des Etablissements Michelin SCA	1,460,619	37,222,486
Covivio	102,321	5,478,425
Credit Agricole SA	2,598,303	23,576,113
Danone SA	1,377,488	68,460,448
Eiffage SA	88,309	7,985,056
Electricite de France SA(c)	1,206,618	14,250,098
Engie SA	3,928,535	51,044,838
EssilorLuxottica SA	216,060	34,165,168
Eurazeo SE	94,396	5,386,748
Gecina SA	98,577	8,788,538
Klepierre SA	461,403	9,273,394
Orange SA	4,281,373	40,792,546
Publicis Groupe SA	489,821	27,432,118
Renault SA(a)	414,902	12,774,502
Sanofi	2,447,829	210,654,766
SEB SA	35,455	2,308,176
Societe Generale SA	1,709,795	39,217,602
TotalEnergies SE	5,329,563	290,745,519
Ubisoft Entertainment SA(a)	102,115	2,801,617
Unibail-Rodamco-Westfield(a)	253,842	11,996,465
Valeo	159,408	2,625,924
		1,246,954,880
Germany — 9.7%
Allianz SE, Registered	878,047	157,964,542
Aroundtown SA(c)	2,158,023	4,277,728
BASF SE	1,970,554	88,420,014
Bayer AG, Registered	2,107,682	110,824,085
Bayerische Motoren Werke AG	711,896	55,878,044
Commerzbank AG(a)	2,296,658	18,349,607
Continental AG	236,458	12,247,499
Covestro AG(b)	415,860	14,116,788
Daimler Truck Holding AG(a)	971,501	25,912,434
Delivery Hero SE(a)(b)	124,116	4,084,520
Deutsche Bank AG, Registered	4,454,565	42,459,767
Deutsche Lufthansa AG, Registered(a)	455,735	3,115,862
Deutsche Post AG, Registered	1,386,308	49,005,690

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	3,479,349	$65,674,402
E.ON SE	3,144,964	26,335,876
Evonik Industries AG	450,209	8,293,621
Fresenius Medical Care AG & Co. KGaA	443,434	12,265,638
Fresenius SE & Co. KGaA	905,512	20,838,673
Hannover Rueck SE	129,778	21,117,992
HeidelbergCement AG	312,771	14,383,331
Henkel AG & Co. KGaA	223,579	13,125,225
KION Group AG	156,191	3,462,799
Knorr-Bremse AG	55,643	2,505,089
LEG Immobilien SE	157,355	10,272,949
Mercedes-Benz Group AG	1,722,568	99,704,907
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	150,598	39,754,219
RWE AG	1,381,291	53,172,983
SAP SE	1,459,109	140,443,271
Siemens AG, Registered	1,644,486	179,592,603
Telefonica Deutschland Holding AG	2,252,047	4,906,983
Uniper SE(c)	198,648	594,641
United Internet AG, Registered	211,357	3,950,911
Volkswagen AG	63,774	10,901,005
Vonovia SE	1,537,128	33,986,830
		1,351,940,528
Hong Kong — 2.5%
BOC Hong Kong Holdings Ltd.	7,943,500	24,682,885
Chow Tai Fook Jewellery Group Ltd.	4,309,200	7,377,675
CK Asset Holdings Ltd.	4,296,000	23,750,720
CK Hutchison Holdings Ltd.	5,752,000	28,632,473
CK Infrastructure Holdings Ltd.	1,365,000	6,484,734
CLP Holdings Ltd.	3,534,000	23,719,508
Hang Lung Properties Ltd.	4,339,088	5,458,412
Hang Seng Bank Ltd.(c)	1,641,700	23,111,489
Henderson Land Development Co. Ltd.	3,123,794	7,647,859
HK Electric Investments & HK Electric Investments Ltd., Class SS	5,748,000	3,654,656
HKT Trust & HKT Ltd., Class SS	8,119,000	9,182,132
Hong Kong & China Gas Co. Ltd.	24,141,650	18,607,636
Hongkong Land Holdings Ltd.	2,442,500	9,403,342
Jardine Matheson Holdings Ltd.	343,800	15,838,178
Link REIT	4,530,100	26,775,667
MTR Corp. Ltd.	3,343,500	14,712,032
New World Development Co. Ltd.	3,238,250	6,623,757
Power Assets Holdings Ltd.	2,991,000	14,301,610
Sino Land Co. Ltd.(c)	7,456,000	7,961,633
SITC International Holdings Co. Ltd.	1,012,000	1,657,450
Sun Hung Kai Properties Ltd.	3,110,000	33,421,045
Swire Pacific Ltd., Class A	1,082,000	7,177,458
Swire Properties Ltd.	2,540,200	4,882,044
WH Group Ltd.(b)	11,697,500	5,907,367
Wharf Real Estate Investment Co. Ltd.	3,592,419	14,154,344
Xinyi Glass Holdings Ltd.	2,535,000	3,257,869
		348,383,975
Ireland — 0.5%
CRH PLC	1,643,703	59,202,601
Smurfit Kappa Group PLC	534,823	17,704,215
		76,906,816
Israel — 0.9%
Azrieli Group Ltd.	60,082	4,451,203
Bank Hapoalim BM	2,646,247	25,507,846
Security	Shares	Value

Israel (continued)
Bank Leumi Le-Israel BM	3,279,672	$31,287,231
CyberArk Software Ltd.(a)(c)	87,707	13,762,105
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	1,729,898	9,836,351
Mizrahi Tefahot Bank Ltd.	168,299	6,361,962
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	2,397,303	21,383,943
Wix.com Ltd.(a)(c)	61,417	5,165,170
ZIM Integrated Shipping Services Ltd.	184,560	4,335,314
		122,091,127
Italy — 3.0%
Assicurazioni Generali SpA	2,387,871	35,835,018
Atlantia SpA	695,955	15,525,026
Enel SpA	17,501,241	78,184,121
Eni SpA	5,433,300	71,359,430
FinecoBank Banca Fineco SpA	849,679	11,449,924
Intesa Sanpaolo SpA	35,435,841	67,559,401
Mediobanca Banca di Credito Finanziario SpA	1,307,159	11,842,317
Poste Italiane SpA(b)	1,131,822	9,862,993
Snam SpA	4,351,635	19,349,589
Telecom Italia SpA/Milano(a)(c)	7,423,343	1,452,316
Tenaris SA	1,015,775	15,898,041
Terna - Rete Elettrica Nazionale	3,039,932	20,159,809
UniCredit SpA	4,455,436	55,253,038
		413,731,023
Japan — 21.9%
Aeon Co. Ltd.	702,200	13,096,441
AGC Inc.	416,000	13,035,340
Aisin Corp.	316,900	8,134,738
ANA Holdings Inc.(a)	169,200	3,289,030
Asahi Group Holdings Ltd.	980,700	27,440,697
Asahi Kasei Corp.	2,705,300	17,346,150
Astellas Pharma Inc.	2,573,600	35,511,000
Bridgestone Corp.	1,226,100	44,343,679
Brother Industries Ltd.	505,800	8,616,761
Canon Inc.	2,149,300	45,559,745
Central Japan Railway Co.	310,800	35,983,323
Chiba Bank Ltd. (The)	1,149,300	6,297,154
Chubu Electric Power Co. Inc.	909,900	7,406,513
Concordia Financial Group Ltd.	2,352,400	7,177,691
Dai Nippon Printing Co. Ltd.	477,100	9,556,659
Dai-ichi Life Holdings Inc.	2,102,600	33,395,057
Daito Trust Construction Co. Ltd.	135,500	13,417,723
Daiwa House Industry Co. Ltd.	1,285,500	25,899,395
Daiwa House REIT Investment Corp.	4,734	9,554,609
Daiwa Securities Group Inc.	2,912,300	11,362,836
Dentsu Group Inc.	468,900	14,584,366
East Japan Railway Co.	422,500	22,513,066
ENEOS Holdings Inc.	6,603,250	21,781,846
Fuji Electric Co. Ltd.	176,800	6,835,965
FUJIFILM Holdings Corp.	774,500	35,433,278
GLP J-Reit	4,546	4,714,576
Hakuhodo DY Holdings Inc.	251,900	2,122,445
Hikari Tsushin Inc.	27,600	3,333,924
Hirose Electric Co. Ltd.	22,190	2,878,516
Hitachi Ltd.	2,082,500	94,490,958
Honda Motor Co. Ltd.	3,503,600	79,890,746
Hoshizaki Corp.	113,700	3,257,502
Hulic Co. Ltd.	818,600	5,946,593
Idemitsu Kosan Co. Ltd.	449,183	9,828,227

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Iida Group Holdings Co. Ltd.	319,000	$4,429,431
Inpex Corp.	2,233,700	22,543,384
Isuzu Motors Ltd.	814,000	9,572,362
ITOCHU Corp.	894,400	23,115,353
Japan Airlines Co. Ltd.(a)	200,000	3,735,626
Japan Metropolitan Fund Invest	15,132	11,148,188
Japan Post Bank Co. Ltd.(c)	893,100	5,950,842
Japan Post Holdings Co. Ltd.	5,103,600	34,319,548
Japan Post Insurance Co. Ltd.	429,400	6,356,473
Japan Real Estate Investment Corp.	2,679	11,225,780
Japan Tobacco Inc.	2,582,900	43,256,933
JFE Holdings Inc.	1,053,300	9,649,404
JSR Corp.	136,000	2,584,138
Kajima Corp.	908,500	8,551,874
Kansai Electric Power Co. Inc. (The)	1,519,000	11,506,825
Kao Corp.	663,100	24,768,064
KDDI Corp.	3,467,400	102,485,837
Kintetsu Group Holdings Co. Ltd.	240,300	8,120,912
Kirin Holdings Co. Ltd.	1,765,300	25,949,789
Kubota Corp.	1,423,400	19,855,849
Kyocera Corp.	690,000	33,414,234
Kyowa Kirin Co. Ltd.	288,400	6,792,305
Lixil Corp.	639,800	9,664,357
Makita Corp.	314,800	5,752,501
Marubeni Corp.	3,327,100	29,125,145
Mazda Motor Corp.	1,220,300	8,216,231
MEIJI Holdings Co. Ltd.	243,000	9,999,232
Mitsubishi Chemical Group Corp.	2,756,600	12,452,530
Mitsubishi Corp.	2,714,600	73,535,469
Mitsubishi Electric Corp.	4,148,300	36,499,259
Mitsubishi Estate Co. Ltd.	2,537,500	31,909,808
Mitsubishi HC Capital Inc.	1,407,200	6,038,375
Mitsubishi UFJ Financial Group Inc.	25,700,700	121,406,224
Mitsui & Co. Ltd.	1,498,700	33,164,991
Mitsui Chemicals Inc.	396,400	7,336,937
Mitsui OSK Lines Ltd.	742,500	14,697,927
Mizuho Financial Group Inc.	5,186,120	56,090,281
MS&AD Insurance Group Holdings Inc.	957,808	25,363,909
NGK Insulators Ltd.	511,200	5,963,689
Nippon Building Fund Inc.	3,314	14,731,536
Nippon Express Holdings Inc.	165,400	8,311,005
Nippon Prologis REIT Inc.	2,323	4,874,333
Nippon Steel Corp.	1,735,100	23,803,005
Nippon Telegraph & Telephone Corp.	2,568,500	70,841,012
Nippon Yusen KK.	1,041,100	18,858,961
Nissan Motor Co. Ltd.	5,010,400	15,969,664
Nisshin Seifun Group Inc.	430,230	4,648,900
Nomura Holdings Inc.	6,292,300	20,361,618
Nomura Real Estate Holdings Inc.	255,400	5,773,012
Nomura Real Estate Master Fund Inc.	9,087	10,366,736
Obayashi Corp.	1,396,900	8,966,231
Oji Holdings Corp.	1,758,200	6,095,194
ORIX Corp.	2,563,200	37,647,489
Osaka Gas Co. Ltd.	808,500	11,972,023
Otsuka Corp.	119,600	3,766,459
Panasonic Holdings Corp.	4,742,100	33,776,132
Rakuten Group Inc.	941,500	4,203,200
Resona Holdings Inc.	4,668,000	17,593,466
Ricoh Co. Ltd.	1,233,500	9,038,826
SBI Holdings Inc/Japan	527,300	9,525,178
Security	Shares	Value

Japan (continued)
SCSK Corp.	114,900	$1,695,173
Secom Co. Ltd.	158,000	9,001,335
Seiko Epson Corp.	598,100	8,119,898
Sekisui Chemical Co. Ltd.	522,200	6,521,246
Sekisui House Ltd.	1,325,600	22,008,670
Seven & i Holdings Co. Ltd.	1,619,400	60,449,539
Sharp Corp./Japan(c)	522,300	3,132,798
Shimizu Corp.	1,176,000	5,868,228
Shionogi & Co. Ltd.	285,100	13,239,258
Shizuoka Financial Group Inc., NVS	962,200	6,076,119
SoftBank Corp.	6,174,700	60,909,639
SoftBank Group Corp.	2,593,600	111,333,404
Sompo Holdings Inc.	671,600	28,000,540
Subaru Corp.	1,323,800	20,692,080
Sumitomo Chemical Co. Ltd.	3,223,000	10,852,672
Sumitomo Corp.	2,418,000	30,741,881
Sumitomo Electric Industries Ltd.	1,546,900	16,165,595
Sumitomo Metal Mining Co. Ltd.	185,700	5,205,326
Sumitomo Mitsui Financial Group Inc.	2,806,300	78,805,276
Sumitomo Mitsui Trust Holdings Inc.	726,405	20,897,955
Sumitomo Realty & Development Co. Ltd.	668,800	15,338,198
Suntory Beverage & Food Ltd.	151,300	5,061,995
Suzuki Motor Corp.	792,000	26,777,367
T&D Holdings Inc.	572,200	5,659,173
Taisei Corp.	387,600	10,558,463
Takeda Pharmaceutical Co. Ltd.	3,230,800	85,322,192
Toho Co. Ltd./Tokyo	84,400	3,001,134
Tokyo Electric Power Co. Holdings Inc.(a)	2,168,700	7,064,680
Tokyo Gas Co. Ltd.	857,000	15,315,867
Toppan Inc.	563,800	8,408,607
Toray Industries Inc.	2,988,400	14,515,701
Tosoh Corp.	561,300	6,106,652
TOTO Ltd.	153,900	4,389,637
Toyota Industries Corp.	317,500	16,356,078
Toyota Motor Corp.	22,796,180	316,287,861
Toyota Tsusho Corp.	457,500	15,356,395
Trend Micro Inc/Japan	144,900	7,306,364
USS Co. Ltd.	233,300	3,520,204
West Japan Railway Co.	474,200	18,800,403
Yamaha Motor Co. Ltd.	416,100	8,589,366
Yokogawa Electric Corp.	173,100	2,894,423
Z Holdings Corp.	2,023,200	5,221,389
		3,063,279,326
Malta — 0.0%
BGP Holdings PLC, NVS(d)	2,256,851	22
Netherlands — 2.6%
ABN AMRO Bank NV, CVA(b)	906,408	8,910,562
Aegon NV	3,865,494	17,893,980
AerCap Holdings NV(a)(c)	290,713	15,526,981
Argenx SE(a)	41,460	16,096,860
EXOR NV, NVS(a)	234,509	15,759,235
Heineken Holding NV	141,942	9,685,295
ING Groep NV(a)	8,382,201	82,477,382
Just Eat Takeaway.com NV(a)(b)	257,203	4,413,624
Koninklijke Ahold Delhaize NV	2,245,127	62,612,698
Koninklijke KPN NV	7,110,648	19,889,232
Koninklijke Philips NV	954,126	12,102,972
NN Group NV	605,950	25,657,398
Randstad NV	258,327	12,874,809

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Stellantis NV	4,730,222	$63,818,104
		367,719,132
New Zealand — 0.2%
Mercury NZ Ltd.	1,502,195	5,079,359
Meridian Energy Ltd.	2,802,618	7,944,291
Spark New Zealand Ltd.	4,036,953	12,017,048
		25,040,698
Norway — 1.2%
DNB Bank ASA.	1,996,162	35,305,873
Equinor ASA	2,100,992	76,546,952
Gjensidige Forsikring ASA	431,925	7,895,038
Norsk Hydro ASA	2,901,510	18,413,911
Orkla ASA	1,616,587	10,904,132
Telenor ASA	1,506,030	13,686,601
		162,752,507
Portugal — 0.3%
EDP - Energias de Portugal SA	5,983,852	26,145,327
Galp Energia SGPS SA	1,080,543	10,970,859
		37,116,186
Singapore — 1.6%
CapitaLand Ascendas REIT	7,263,100	13,438,120
CapitaLand Integrated Commercial Trust	11,486,104	15,243,827
City Developments Ltd.	886,400	4,779,124
DBS Group Holdings Ltd.	1,947,600	47,085,767
Keppel Corp. Ltd.	3,146,700	15,488,115
Mapletree Logistics Trust(c)	7,050,700	7,567,300
Mapletree Pan Asia Commercial Trust	5,127,100	5,753,678
Oversea-Chinese Banking Corp. Ltd.(c)	7,279,100	62,484,394
Singapore Airlines Ltd.(a)(c)	1,018,900	3,779,412
Singapore Exchange Ltd.	363,400	2,161,005
United Overseas Bank Ltd.	1,643,800	32,249,360
UOL Group Ltd.	1,026,000	4,481,351
Wilmar International Ltd.	4,154,700	11,382,017
		225,893,470
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	526,600	13,513,220
Amadeus IT Group SA(a)	352,685	18,394,379
Banco Bilbao Vizcaya Argentaria SA	14,446,749	74,527,715
Banco Santander SA	36,960,049	95,854,984
CaixaBank SA	9,541,921	31,641,423
EDP Renovaveis SA	217,916	4,585,493
Enagas SA	186,158	3,022,070
Endesa SA	740,635	12,374,558
Ferrovial SA	403,200	9,853,545
Grifols SA(a)	703,234	5,982,815
Iberdrola SA	12,802,987	130,197,074
Naturgy Energy Group SA	353,759	9,078,351
Red Electrica Corp. SA	396,106	6,407,294
Repsol SA	2,028,836	27,601,228
Telefonica SA	11,476,883	39,563,041
		482,597,190
Sweden — 2.1%
Boliden AB	589,428	17,141,096
Electrolux AB, Class B(c)	487,342	6,012,423
Essity AB, Class B.	1,307,033	27,615,454
H & M Hennes & Mauritz AB, Class B(c)	1,576,959	15,883,375
Holmen AB, Class B	71,927	2,610,261
Husqvarna AB, Class B	905,288	5,374,828
Security	Shares	Value

Sweden (continued)
Industrivarden AB, Class A	101,785	$2,305,216
Industrivarden AB, Class C	119,614	2,685,982
L E Lundbergforetagen AB, Class B	106,788	4,214,668
Securitas AB, Class B(c)	1,058,295	8,647,124
Skandinaviska Enskilda Banken AB, Class A	3,492,519	36,822,995
Skanska AB, Class B	730,829	11,365,374
SKF AB, Class B	826,645	11,966,192
Svenska Cellulosa AB SCA, Class B	656,852	7,749,398
Svenska Handelsbanken AB, Class A	3,134,515	29,122,866
Swedbank AB, Class A	1,946,236	29,014,581
Tele2 AB, Class B	1,224,858	10,038,954
Telia Co. AB	5,722,750	15,163,940
Volvo AB, Class B	3,244,221	53,097,925
		296,832,652
Switzerland — 6.8%
ABB Ltd., Registered	1,233,728	34,260,996
Accelleron Industries AG, NVS	61,290	1,039,301
Adecco Group AG, Registered	349,752	10,945,826
Baloise Holding AG, Registered	98,523	13,460,422
Clariant AG, Registered	165,079	2,652,953
Coca-Cola HBC AG, Class DI	433,143	9,461,273
Credit Suisse Group AG, Registered	3,726,256	15,435,865
Holcim AG	1,189,443	54,039,144
Julius Baer Group Ltd.	477,904	22,929,290
Novartis AG, Registered	4,650,377	376,172,290
Schindler Holding AG, Participation Certificates, NVS	43,877	7,154,844
Schindler Holding AG, Registered	18,072	2,844,896
SGS SA, Registered	6,879	15,164,829
Siemens Energy AG(a)(c)	478,257	5,575,336
Swatch Group AG (The), Bearer	62,531	14,051,304
Swatch Group AG (The), Registered	114,088	4,766,449
Swiss Life Holding AG, Registered	67,652	32,758,590
Swiss Prime Site AG, Registered	165,218	13,331,923
Swiss Re AG	323,660	24,043,006
Swisscom AG, Registered	55,317	27,314,931
UBS Group AG, Registered	7,534,044	119,445,878
Zurich Insurance Group AG	322,779	137,559,977
		944,409,323
United Kingdom — 19.7%
3i Group PLC	2,098,445	27,947,852
abrdn PLC	4,057,996	7,394,397
Admiral Group PLC	389,095	8,998,065
Anglo American PLC	2,731,461	81,818,730
Antofagasta PLC	851,017	11,467,803
AstraZeneca PLC	1,665,348	195,398,808
Aviva PLC	6,075,769	29,143,181
BAE Systems PLC	6,781,307	63,429,381
Barclays PLC	23,394,394	39,752,967
Barratt Developments PLC	2,182,124	9,411,687
Berkeley Group Holdings PLC	239,489	9,528,630
BP PLC	41,532,465	229,782,566
British American Tobacco PLC	4,630,059	182,856,991
British Land Co. PLC (The)	1,882,909	7,898,593
BT Group PLC	14,866,558	22,154,597
DCC PLC	212,398	11,788,264
GSK PLC	8,742,711	143,215,041
Haleon PLC(a)	10,928,780	33,512,572
Hargreaves Lansdown PLC	775,299	6,775,806
HSBC Holdings PLC	43,205,502	221,732,770

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Imperial Brands PLC	1,941,539	$47,294,082
J Sainsbury PLC	3,793,218	8,455,435
Johnson Matthey PLC	396,594	8,803,432
Kingfisher PLC	4,373,014	10,986,902
Land Securities Group PLC	1,504,004	9,834,509
Legal & General Group PLC	12,807,381	34,263,069
Lloyds Banking Group PLC	149,695,041	71,893,591
M&G PLC	5,547,245	11,147,876
Mondi PLC	1,046,653	17,561,233
National Grid PLC	7,838,648	85,402,979
NatWest Group PLC, NVS	11,521,429	31,030,677
Ocado Group PLC(a)(c)	622,718	3,375,937
Pearson PLC	1,453,262	16,063,072
Persimmon PLC	687,271	10,284,228
Phoenix Group Holdings PLC	1,619,551	10,080,041
Reckitt Benckiser Group PLC	769,083	51,039,391
Sage Group PLC (The)	771,200	6,427,744
Schroders PLC	1,590,303	7,140,470
Segro PLC	912,300	8,210,699
Severn Trent PLC	188,479	5,409,293
Shell PLC	15,989,406	442,931,880
Smith & Nephew PLC	1,226,466	14,493,027
Smiths Group PLC	825,398	14,784,973
SSE PLC	2,296,856	41,046,832
St. James’s Place PLC	1,170,131	14,289,108
Standard Chartered PLC	5,411,329	32,331,262
Taylor Wimpey PLC	7,795,021	8,380,645
Tesco PLC	10,533,712	26,017,009
Unilever PLC	5,485,462	249,338,050
United Utilities Group PLC	1,470,049	15,841,528
Vodafone Group PLC	57,350,561	66,951,146
Whitbread PLC	217,380	6,397,948
WPP PLC	2,344,032	20,627,824
		2,752,144,593

Total Common Stocks — 98.5%
(Cost: $16,228,690,936)		13,766,650,523

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	128,553	9,479,994
Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	382,534	$24,099,086
Porsche Automobil Holding SE, Preference Shares, NVS	330,538	18,467,895
Volkswagen AG, Preference Shares, NVS	399,065	51,080,854
		103,127,829

Total Preferred Stocks — 0.7%
(Cost: $149,734,589)		103,127,829

Total Long-Term Investments — 99.2%
(Cost: $16,378,425,525)		13,869,778,352

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	77,968,573	77,952,979
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	3,950,000	3,950,000

Total Short-Term Securities — 0.6%
(Cost: $81,916,273)		81,902,979

Total Investments — 99.8%
(Cost: $16,460,341,798)		13,951,681,331

Other Assets Less Liabilities — 0.2%		23,269,079

Net Assets — 100.0%		$13,974,950,410

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$57,872,151	$20,100,014	(a)	$—		$1,074	$(20,260)	$77,952,979	77,968,573	$110,645	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,960,000	—		(10,000	)(a)	—	—	3,950,000	3,950,000	18,420		—
						$1,074	$(20,260)	$81,902,979		$129,065		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	197	12/08/22	$25,475	$399,524
Euro STOXX 50 Index	808	12/16/22	28,852	1,251,150
FTSE 100 Index	578	12/16/22	47,148	(548,395)
				$1,102,279

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$91,099,846	$13,675,550,655	$22	$13,766,650,523
Preferred Stocks	—	103,127,829	—	103,127,829
Money Market Funds	81,902,979	—	—	81,902,979
	$173,002,825	$13,778,678,484	$22	$13,951,681,331
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,650,674	$—	$1,650,674
Liabilities
Futures Contracts	—	(548,395)	—	(548,395)
	$—	$1,102,279	$—	$1,102,279

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust